Trade Payables (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade Payables [Line Items]
Carrying amount of trade payables	$ 4	$ 17
U.S dollars [Member]
Trade Payables [Line Items]
Carrying amount of trade payables		11
NIS [Member]
Trade Payables [Line Items]
Carrying amount of trade payables	$ 4	$ 6